Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes

Note 16 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, WiMi Cayman and VIYI are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

WiMi HK, Micro Beauty, VIDA, ICinit, VIYI Ltd, Excel Crest, Viwo Tech and Viwotong Tech are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, WiMi HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Seychelles

Skystar is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Singapore

Fe-da Electronics is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries and VIE incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Shenzhen KXY obtained the “high-tech enterprise” tax status in October 2015, which reduced its statutory income tax rate to 15% from November 2016 to November 2019. Shenzhen Kuxuanyou renewed the HNTE tax status in December 2020, and the status will expire in December 2023.

Shenzhen Yiruan, Shenzhen Yiyun, Shenzhen Yidian and Shenzhen Duodian are qualified as software companies by local taxing authority, and obtained two years of tax exempt status and three years at reduced income tax rate of 12.5%. After the initial 5 years, the Company can apply for the reduced rate in a yearly basis. In addition, 75% of R&D expenses of Shenzhen Kuxuanyou and Shenzhen Yiruan are subject to additional deduction from pre-tax income.

Korgas Shengyou, Korgas WiMi, Korgas Duodian, Korgas 233 and Korgas Weidong were formed and registered in Korgas in Xinjiang Provence, China from 2016 to 2020, and Kashi Duodian was formed and registered in Kashi in Xinjiang Provence, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Provence, China in 2015. It is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Lixin Technology and Weidong were formed and registered in the free tax zone in Hainan Provence, China in 2020. These companies are subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Tax savings for the years ended December 31, 2019, 2020 and 2021 amounted to RMB 23,679,290, RMB 14,543,996 and RMB 18,153,904 (USD 2,847,358), respectively. The Company’s basic and diluted earnings per shares would have been lower by RMB 0.24 and RMB 0.22 per share for the year ended December 31, 2019 without the preferential tax rate reduction, respectively. The Company’s basic and diluted earnings per shares would have been lower by RMB 0.11 (USD 0.02) and RMB 0.11 (USD 0.02) per share for the year ended December 31, 2020 without the preferential tax rate reduction, respectively. The Company’s basic and diluted earnings per shares would have been lower by RMB 0.14 (USD 0.02) and RMB 0.14 (USD 0.02) per share for the year ended December 31, 2021 without the preferential tax rate reduction, respectively.

Significant components of the benefit of (provision for) income taxes are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Current	(4,644,300)	(4,487,629)	(2,189,629)	(343,434)
Deferred	1,515,220	1,582,948	3,024,851	474,434
(Provision for) benefit of income taxes	(3,129,080)	(2,904,681)	835,222	131,000

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(22.5)%	8.3%	(14.0)%
Tax rate difference outside China(1)	—	(35.9)%	(7.0)%
Change in valuation allowance	0.4%	(0.4)%	4.7%
Additional R&D deduction in China	(0.5)%	2.0%	(8.5)%
Permanent difference	0.6%	(1.0)%	0.1%
Effective tax rate	3.0%	(2.0)%	0.3%

(1)      It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	160,287	142,316	22,322
Impairment loss from inventories	—	1,014,527	159,124
Net operating loss carryforwards	2,080,433	11,086,999	1,738,946
Less: valuation allowance	(2,080,433)	(12,101,526)	(1,898,070)
Deferred tax assets, net	160,287	142,316	22,322
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	6,144,892	5,396,459	846,411
Total deferred tax liabilities, net	5,984,605	5,254,143	824,089

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s cumulative net operating loss (“NOL”) of approximately RMB 44,347,998 (USD 6,955,785) as of December 31, 2021 was mainly from NOL of Beijing WiMi, Shenzhen Yidian and Shenzhen Duodian, Shenzhen Yitian, Shanghai Weimu and Wuhan 233. The NOL starts to expire in 2024. Management considers projected future losses outweighs other factors and made a full allowance of related deferred tax assets.

The Company recognized deferred tax liabilities related to the excess of the intangible assets reporting basis over its income tax basis as a result of fair value adjustment from acquisitions in 2015. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2020 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2019, 2020 and 2021 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2021.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore.

Taxes payable consisted of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
VAT taxes payable	1,555,978	168,384	26,410
Income taxes payable	9,704,988	6,217,156	975,134
Other taxes payable	254,658	39,206	6,149
Totals	11,515,624	6,424,746	1,007,693